Cash Management [Member] Average Annual Total Returns - Cash Management - Cash Management Shares	12 Months Ended	60 Months Ended	104 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent	4.62%	2.05%	1.52%
Performance Inception Date			Apr. 18, 2016